OTHER INFORMATION BY NATURE (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure of detailed information about intangible assets [line items]
Compensation related to product development	€ 626,287	€ 575,215	€ 527,316
Average number of employees | employee	5,327	4,960	4,691
Depreciation expense	€ 299,638	€ 290,204	€ 259,849
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Amortization	€ 367,139	€ 372,101	€ 286,376